Pension Plans and Other Postretirement Benefits - Additional Information (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Plan	Dec. 31, 2014 USD ($) Plan	Dec. 31, 2013 USD ($) Plan
Compensation and Retirement Disclosure [Abstract]
Employer's contributions under defined contribution plans		$ 251	$ 238	$ 235
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit plans | Plan		7	9	9
Multiemployer Plans, Pension
Defined Benefit Plan Disclosure [Line Items]
Period contributions		$ 14	$ 14	$ 13
Change in Assumptions for Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in pension plan obligations	$ 67
Minimum
Defined Benefit Plan Disclosure [Line Items]
Period to complete settlement of pension plan		18 months
Maximum
Defined Benefit Plan Disclosure [Line Items]
Period to complete settlement of pension plan		24 months
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Increase in OCI	67
Settlement loss		$ 0	$ 3	0
Discount rate		4.25%	4.00%
Rate of compensation increase		4.00%	6.00%
Employer contributions		$ 22	$ 42	33
Estimated future employer contributions in next fiscal year		37
Benefit obligation	$ 844	844	796	694
Net periodic pension cost		$ 19	$ 21	$ 19
Pension Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations percent	21.00%	21.00%	14.00%
Pension Plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations percent	79.00%	79.00%	86.00%
Pension Plans | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations percent	80.00%	80.00%	81.00%
Pension Plans | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations percent	19.00%	19.00%	18.00%
Pension Plans | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations percent	2.00%	2.00%	1.00%
Pension Plans | Minimum
Defined Benefit Plan Disclosure [Line Items]
Settlement loss		$ 175
Expected long-term rate of return on plan assets		5.75%	5.75%
Pension Plans | Minimum | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations percent	80.00%	80.00%
Pension Plans | Minimum | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations percent	0.00%	0.00%
Pension Plans | Maximum
Defined Benefit Plan Disclosure [Line Items]
Settlement loss		$ 250
Expected long-term rate of return on plan assets		6.75%	7.25%
Pension Plans | Maximum | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations percent	100.00%	100.00%
Pension Plans | Maximum | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations percent	20.00%	20.00%
Tax Qualified Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit plans | Plan		2	4	4
Discount rate		3.25%
Unfunded Nonqualified Supplemental Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit plans | Plan		5	5	5
Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Settlement loss			$ 8
Period contributions		$ 60	58	$ 55
Benefit obligation	$ 33	33	31
Net periodic pension cost		$ 2	$ 1	$ 11